Share-Based Payments - Changes and Holdings of Warrants (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	2,575,586	2,518,086	1,661,500
Allotted Warrants, end of year	1,279,086	2,575,586	2,518,086
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	2,575,586	2,518,086	1,661,500
Change	(1,296,500)	57,500	856,586
Allotted Warrants, end of year	1,279,086	2,575,586	2,518,086
Warrants | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	914,500	719,500	369,500
Change	(369,500)	195,000	350,000
Allotted Warrants, end of year	545,000	914,500	719,500
Warrants | Board Member Thomas Eklund
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	111,250	111,250	111,250
Change	(111,250)
Allotted Warrants, end of year		111,250	111,250
Warrants | Board Member Hilde Furberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	29,500	29,500	29,500
Change	(29,500)
Allotted Warrants, end of year		29,500	29,500
Warrants | Other senior executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	834,586	727,086	538,500
Change	(397,086)	107,500	188,586
Allotted Warrants, end of year	437,500	834,586	727,086
Warrants | Other Employees, Consultants and External Parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allotted Warrants, beginning of year	685,750	930,750	612,750
Change	(389,164)	(245,000)	318,000
Allotted Warrants, end of year	296,586	685,750	930,750